Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Reconciliation of Goodwill

Million US dollar	31 December 2024	31 December 2023

Acquisition cost
Balance at end of previous year	119 302	115 541
Effect of movements in foreign exchange	(7 082)	3 634
Transfers (to)/from other assets categories	(7)	(179)
Hyperinflation monetary adjustments	425	306
Balance at end of the period	112 637	119 302

Impairment losses
Balance at end of previous year	(2 259)	(2 531)
Effect of movements in foreign exchange	101	293
Impairment losses	-	(20)
Balance at end of the period	(2 158)	(2 259)

Carrying amount
Balance at end of the period	110 479	117 043

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	31 December 2024	31 December 2023

United States	33 387	33 387
Rest of North America	1 864	2 024
Mexico	12 250	14 697
Colombia	13 821	15 982
Rest of Middle Americas	23 205	23 576
Brazil	2 953	3 780
Rest of South America	1 345	1 036
Europe	2 051	2 157
South Africa	8 584	8 801
Rest of Africa	4 547	4 609
China	2 948	3 028
Rest of Asia Pacific	2 998	3 407
Global Export and Holding Companies	526	559
Total carrying amount of goodwill	110 479	117 043

Summary of Weighted Average Cost of Capital
The WACC applied in US dollar nominal terms were as follows:

Cash-generating unit	31 December 2024	31 December 2023

Colombia	10%	10%
Rest of Middle Americas	13%	13%
South Africa	11%	11%
Rest of Africa	13%	14%
Rest of Asia Pacific	8%	7%
United States	7%	7%